Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The Company had transactions with the following related parties:

Name of Related Party	Nature of Relationship
Mr. Szu Hao Huang	Director, Chief Executive Officer (“CEO”)
Mr. Yenhung Liu	Director of the Company
Chengdu Zhonghe sunshine Biotechnology Co., Ltd (“Chengdu Zhonghe”)	A company whose legal representative is Mr. Yenhung Liu
Gasar Biotechnology Co., Ltd.	A company managed by Mr. Szu Hao Huang
Dalan Vincent Holdings Limited	A company managed by Mr. Szu Hao Huang

Schedule of Due to Related Parties	Due to related parties
	December 31,	December 31,
	2025	2024
Mr. Szu Hao Huang	$140,140	$119,889
Dalan Vincent Holdings Limited	99,975	99,975
Total	$240,115	$219,864

Schedule of Sales to Related Parties	Sales to related parties
	Year Ended December 31,
	2025	2024	2023
Gasar Biotechnology Co., Ltd.	$175,405	$52,943	$126,856